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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-10529

The GKM Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	23226
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

First Western Investment Management, Inc.  11150 Santa Monica Blvd.  Los Angeles, CA 23226

(Name and address of agent for service)

Registrant's telephone number, including area code:   (310) 268-2605

Date of fiscal year end:         July 31, 2010

Date of reporting period:       October 31, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The GKM Funds
GKM Growth Fund
Schedule of Investments
October 31, 2009 (Unaudited)
Common Stocks - 103.0%	Shares	Value

Consumer Discretionary - 2.1%
Household Durables - 2.1%
Garmin Ltd.	20,800	$629,408

Consumer Staples - 3.0%
Beverages - 1.3%
Coca-Cola Company (The)	7,000	373,170

Personal Products - 1.7%
Alberto-Culver Company	19,000	509,580

Health Care - 26.8%
Biotechnology - 0.9%
Celgene Corporation*	5,000	255,250

Health Care Equipment & Supplies - 14.2%
Alcon, Inc.	4,000	571,160
Baxter International, Inc.	9,000	486,540
Conceptus, Inc.*	22,500	394,650
C.R. Bard, Inc.	3,500	262,745
Intuitive Surgical, Inc.*	3,000	739,050
Kinetic Concepts, Inc.*	10,000	331,900
Medtronic, Inc.	21,000	749,700
St. Jude Medical, Inc.*	8,000	272,640
Stryker Corporation	7,500	345,000
		4,153,385
Health Care Providers & Services - 2.3%
Henry Schein, Inc.*	12,700	670,941

Life Sciences Tools & Services - 4.2%
Covance, Inc.*	11,400	589,152
Dionex Corporation*	9,500	644,860
		1,234,012
Pharmaceuticals - 5.2%
Abbott Laboratories	9,000	455,130
Johnson & Johnson	4,600	271,630
Teva Pharmaceutical Industries Ltd. - ADR	16,000	807,680
		1,534,440
Industrials - 7.3%
Air Freight & Logistics - 1.3%
FedEx Corporation	5,300	385,257

Commercial Services & Supplies - 1.1%
Stericycle, Inc.*	6,000	314,220

The GKM Funds
GKM Growth Fund
Schedule of Investments (Continued)
Common Stocks - 103.0% (Continued)	Shares	Value

Industrials - 7.3% (Continued)
Industrial Conglomerates - 1.8%
3M Company	7,300	$537,061

Machinery - 2.0%
Pall Corporation	18,100	574,494

Road & Rail - 1.1%
Norfolk Southern Corporation	7,000	326,340

Information Technology - 56.4%
Communications Equipment - 6.5%
Cisco Systems, Inc.*	38,000	868,300
QUALCOMM, Inc.	13,700	567,317
Research In Motion Ltd.*	8,000	469,840
		1,905,457
Computers & Peripherals - 15.2%
Apple, Inc.*	8,500	1,602,250
EMC Corporation*	45,000	741,150
Hewlett-Packard Company	15,600	740,376
International Business Machines Corporation	11,500	1,387,015
		4,470,791
Electronic Equipment, Instruments & Components - 5.3%
Flextronics International Ltd.*	120,000	777,600
Trimble Navigation Ltd.*	37,800	792,666
		1,570,266
Internet Software & Services - 6.6%
Google, Inc. - Class A*	3,600	1,930,032

IT Services - 3.2%
Accenture Ltd. - Class A	17,900	663,732
Automatic Data Processing, Inc.	7,000	278,600
		942,332
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	75,000	915,000
Intel Corporation	13,700	261,807
		1,176,807
Software - 15.6%
Adobe Systems, Inc.*	19,000	625,860
Citrix Systems, Inc.*	27,000	992,520
Intuit, Inc.*	36,000	1,046,520
Microsoft Corporation	40,000	1,109,200
Oracle Corporation	30,000	633,000
Sybase, Inc.*	4,000	158,240
		4,565,340

The GKM Funds
GKM Growth Fund
Schedule of Investments (Continued)
Common Stocks - 103.0% (Continued)	Shares	Value

Materials - 7.4%
Chemicals - 7.4%
Ecolab, Inc.	12,700	$558,292
Scotts Miracle-Gro Company (The) - Class A	23,600	958,632
Sigma-Aldrich Corporation	12,600	654,318
		2,171,242

Total Common Stocks (Cost $23,743,875)		$30,229,825

Money Market Funds - 0.0%	Shares	Value

First American Treasury Obligations Fund - Class Y, 0.00%(a) (Cost $475)	475	$475

Total Investments at Value(b) - 103.0% (Cost $23,744,350)		$30,230,300

Liabilities in Excess of Other Assets - (3.0%)		(881,954)

Total Net Assets - 100.0%		$29,348,346

ADR - American Depository Receipt.

* Non-income producing security.

(a) Variable rate security. Rate shown is the 7-day effective yield as of October 31, 2009.

(b) All securities are pledged as collateral for the Fund's bank line of credit.

See accompanying notes to the schedule of investments.

The GKM Funds
GKM Growth Fund
Notes to Schedule of Investments
October 31, 2009 (Unaudited)

1. Securities valuation

Equity securities of the GKM Growth Fund (the “Fund”) generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when First Western Investment Management, Inc. (the “Adviser”) believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of The GKM Funds.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, all of the inputs used to value the Fund’s investments were Level 1.  Refer to the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by industry type, as required by GAAP.

2. Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of October 31, 2009:

Cost of portfolio investments	$23,744,350

Gross unrealized appreciation	$8,176,915
Gross unrealized depreciation	(1,690,965)

Net unrealized appreciation	$6,485,950

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds

By (Signature and Title)*	/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date          December 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date          December 3, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          December 3, 2009

* Print the name and title of each signing officer under his or her signature.